Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	1,044	390	411	60
Research and product development	4,349	724	572	83
Sales and marketing	1,099	644	657	95
General and administrative	13,972	7,374	3,409	494
Total	20,464	9,132	5,049	732

Schedule of the option activity under the 2008 plan

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2022	13,976,607	1.81	3.74	825
Granted	14,847,631	0.3333	—	—
Exercised	(253,320)	0.03	—	—
Forfeited	(2,961,631)	1.83	—	—
Outstanding at December 31, 2022	25,609,287	0.97	6.56	3,920
Vested and expected to vest at December 31, 2022	23,603,747	1.02	6.31	3,584
Exercisable at December 31, 2022	10,761,656	1.85	2.35	1,395

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

2022

Expected volatility	48.25%
Risk-free interest rate	2.78%
Exercise multiple	2.2-2.8
Expected dividend yield	0%
Time to maturity (in years)	10
Expected forfeiture rate (post-vesting)	0%-13.24%
Fair value of the common share on the date of option grant	US$0.13-0.16 (RMB0.90-1.10)

Schedule of restricted shares activity

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2022	21,918	2.23
Granted	270,000	0.17
Vested	(61,272)	0.91
Forfeited	—	—
Restricted shares as of December 31, 2022	230,646	0.17
Vested and expected to vest at December 31, 2022	230,646	0.17